STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

January 28, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
File Numbers: 33-40682; 811-06312

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 56 (the “Amendment”) to the Fund’s Registration Statement (the “Registration Statement”) on Form N-1A filed with the Securities and Exchange Commission (the “Commission”).

The Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on Amendment No. 54 to the Registration Statement filed on November 17, 2010 (“Amendment No. 54”) that were provided to the undersigned by Deborah O’Neal-Johnson of the Staff via telephone on January 3, 2011. As counsel to the Fund, we hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

For the convenience of the Staff and for completeness purposes, the Staff’s comments have been restated below in their entirety, and the Fund’s response is set out immediately following each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment. As discussed with the Staff, we understand that to the extent a Staff comment made with respect to disclosure for one of the Fund’s Portfolios may apply to the other Portfolio covered by the Amendment, it should be so applied, and we have applied each comment to the other Portfolio as applicable.

PROSPECTUS

Summary Section

—Lazard Emerging Markets Debt Portfolio—Principal Investment Strategies; Principal Investment Risks

1.

Staff Comment: The second sentence of the second paragraph under “Principal Investment Strategies” states that: “The Investment Manager has broad discretion to identify countries that it considers to qualify as emerging markets…” Please use more objective criteria, such as reference to a third party index, to identify countries that qualify as emerging markets.

Response: As discussed with Ms. O’Neal-Johnson of the Staff via telephone on a follow-up call on January 6, 2011, we are amending the second sentence of the second paragraph under “Principal Investment Strategies” to read: “Emerging market countries include all countries not represented by the Morgan Stanley Capital International (“MSCI®”) World Index.” Conforming changes will be made elsewhere in the Amendment, as appropriate.

2.	Staff Comment: Please add “(“junk bonds”)” after “securities rated below investment grade” in the first sentence of the third paragraph under “Principal Investment Strategies.”

Response: The requested change has been made.

3.

Staff Comment: The sixth paragraph under “Principal Investment Strategies” states that: “The Portfolio may engage in derivatives transactions, including purchasing options on exchange-traded funds and currencies and entering into forward currency contracts and credit default swaps…” The Division of Investment Management has recently made a number of observations about derivatives-related disclosure by investment companies in a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010 (http://www.sec.gov/divisions/investment/guidance/ici073010.pdf). Please review the observations set forth in that letter and revise your disclosure of use and risks of derivatives accordingly.

Response: The referenced disclosure has been revised:

●

Under “Principal Investment Strategies” in the Summary Section, the disclosure has been revised as follows: “The Portfolio may, but is not required to, purchase options on exchange-traded funds (“ETFs”) and currencies and enter into forward currency contracts and credit default swaps, for hedging purposes or to seek to increase returns.”

●

Under “Principal Investment Risks” in the Summary Section, the disclosure has been revised as follows: “Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility. Over-the-counter options on securities (including options on ETFs) and currencies, forward currency contracts and swap agreements, are subject to the risk of default by the counterparty, in addition to risks of changes in the value of related currency, security or securities. These and other derivatives also can be illiquid and highly sensitive to changes in the related currency, security or securities. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance. Whether or not the Portfolio engages in currency derivatives transactions, the Portfolio may experience a decline in the value of its portfolios securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.”

— Lazard Emerging Markets Debt Portfolio—Performance Bar Chart and Table

4.	Staff Comment: Please amend the first sentence to read: “Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.”

Response: The requested change has been made.

— Lazard Emerging Markets Debt Portfolio—Management—Portfolio Manager/Analysts

5.

Staff Comment: Form N-1A requires disclosure of the portfolio managers’ “length of service” with the Portfolio. Please add language stating when the portfolio managers began providing services to the Portfolio (i.e., “since inception”).

Response: The following language has been added to the existing disclosure for each portfolio manager: “, has been with the Portfolio since inception.”

—Lazard U.S. Municipal Portfolio—Principal Investment Strategies

6.	Staff Comment: Please amend the first sentence of the first paragraph to read: “Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. municipal securities…”

Response: The requested change has been made.

7.

Staff Comment: With respect to the second paragraph, please confirm whether the Portfolio will invest in junk bonds as part of its principal investment strategy. If the Portfolio will invest in junk bonds as part of its principal investment strategy, please add corresponding risk disclosure.

Response: Fund management has advised us that the Portfolio will not invest in junk bonds as part of its principal investment strategy.

—Lazard U.S. Municipal Portfolio—Performance Bar Chart and Table

8.	Staff Comment: Please amend the first sentence to read: “Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.”

Response: The requested change has been made.

—Lazard U.S. Municipal Portfolio—Management; Portfolio Manager/Analysts

9.

Staff Comment: Form N-1A requires disclosure of the portfolio managers’ “length of service” with the Portfolio. Please add language stating when the portfolio managers began providing services to the Portfolio (i.e., “since inception”).

Response: The following language has been added to the existing disclosure for each portfolio manager: “, has been with the Portfolio since inception.”

Investment Objectives, Strategies and Risks

—Lazard U.S. Municipal Portfolio—Principal Investment Strategies

10.	Staff Comment: Please amend the first sentence of the first paragraph to read: “Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. municipal securities…”

Response: The requested change has been made.

Other Performance of the Investment Manager

11.

Staff Comment: Please confirm whether the composite will include the performance of Lazard U.S. Municipal Portfolio. If the composite will not include the performance of Lazard U.S. Municipal Portfolio, please confirm that the exclusion will not render the composite misleading.

Response: Fund management has advised us that the composite will include the performance of Lazard U.S. Municipal Portfolio if and when the Portfolio meets the composite’s requirements for inclusion (e.g., minimum, length of operations). Any exclusion of the Portfolio from the composite will not render the composite misleading.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the Amendment are responsive to the Staff’s comments. Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6173 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

January 28, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
File Numbers: 33-40682; 811-06312

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Fund acknowledges the following:

●	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein

Tamar Goldstein
Assistant Secretary